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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                 -----------------

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one.):          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         DSM Capital Partners
              ---------------------------
Address:      332 Main Street
              ---------------------------
              Mount Kisco, NY 10549
              ---------------------------


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stephen E. Memishian
             ----------------------------
Title:       Managing Partner
             ----------------------------
Phone:       914-242-1900
             ----------------------------

Signature, Place, and Date of Signing:

  /s/ Stephen E. Memishian          Mount Kisco, NY            02-10-2004
----------------------------    ---------------------     ------------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-___________________        ___________________________
      [Repeat as necessary.]



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Report Summary:

Number of Other Included Managers:                         0
                                                  --------------

Form 1 3F Information Table Entry Total:                  49
                                                  --------------

Form 1 3F Information Table Value Total:             244,974
                                                  --------------
                                                   (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]


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PORTVUE-SEC13F.LNP
RUN DATE: 02/10/04 7:55 A.M.
                                  DSM CAPITAL
                                  PARTNERS LLC
                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/03

                         TITLE OF               VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------  --------  ---------  --------  -------  --------  -------  --------  ----  ------  ----
ALLERGAN                   COM     018490102     9193    119685     SH     DEFINED             0   119685    0
AMGEN                      COM     031162100     8638    139790     SH     DEFINED             0   139790    0
APOLLO GROUP               COM     037604105    10676    157439     SH     DEFINED             0   157439    0
BED BATH & BEYOND          COM     075896100     5953    137335     SH     DEFINED             0   137335    0
BEVERLY ENTERPRISES        COM     087851309      139     16150     SH     DEFINED             0    16150    0
BIOMET                     COM     090613100     8737    241220     SH     DEFINED             0   241220    0
BOSTON SCIENTIFIC          COM     101137107      202      5500     SH     DEFINED             0     5500    0
C H ROBINSON WORLDWIDE     COM     12541W100     7452    196575     SH     DEFINED             0   196575    0
CACI INTERNATIONAL         COM     127190304      280      5750     SH     DEFINED             0     5750    0
CELGENE                    COM     151020104      264      5875     SH     DEFINED             0     5875    0
CENDANT CORP               COM     151313103      362     16250     SH     DEFINED             0    16250    0
CLEAR CHANNEL              COM     184502102     9613    205280     SH     DEFINED             0   205280    0
COMCAST                    COM     20030N101     9347    285065     SH     DEFINED             0   285065    0
CONCORDE CAREER COLLEGES   COM     20651H201      472     19020     SH     DEFINED             0    19020    0
DIGITAL INSIGHT            COM     25385P106      236      9500     SH     DEFINED             0     9500    0
DOLLAR GENERAL             COM     256669102     7894    376065     SH     DEFINED             0   376065    0
EXPEDITORS INTERNATIONAL   COM     302130109     5137    136405     SH     DEFINED             0   136405    0
FAMILY DOLLAR STORES       COM     307000109     7180    200100     SH     DEFINED             0   200100    0
FINDWHAT.COM               COM     317794105      240     12800     SH     DEFINED             0    12800    0
FLIR SYSTEMS               COM     302445101      349      9550     SH     DEFINED             0     9550    0
FOREST LABS                COM     345838106     8711    140960     SH     DEFINED             0   140960    0
GENZYME                    COM     372917104     8016    162625     SH     DEFINED             0   162625    0
GILEAD SCIENCES            COM     375558103     7621    130760     SH     DEFINED             0   130760    0
GRAY TELEVISION            COM     389375106      270     17875     SH     DEFINED             0    17875    0
HEARST-ARGYLE TELEVISION   COM     422317107      420     15250     SH     DEFINED             0    15250    0
HOME DEPOT                 COM     437076102     3679    103660     SH     DEFINED             0   103660    0
IMPAC MEDICAL SYSTEMS      COM     45255A104      394     15400     SH     DEFINED             0    15400    0
INTERACTIVE                COM     45840Q101     6263    184580     SH     DEFINED             0   184580    0
INTERSIL CORP              COM     46069S109     8159    328350     SH     DEFINED             0   328350    0
LOWE'S COMPANIES           COM     548661107     9718    175440     SH     DEFINED             0   175440    0
MANTECH INTERNATIONAL      COM     564563104      422     16900     SH     DEFINED             0    16900    0
MEDTRONIC                  COM     585055106     9328    191900     SH     DEFINED             0   191900    0
MICROCHIP TECHNOLOGY       COM     595017104     4577    137170     SH     DEFINED             0   137170    0
PANERA BREAD COMPANY       COM     69840W108      373      9450     SH     DEFINED             0     9450    0
QLOGIC CORP                COM     747277101     3699     71730     SH     DEFINED             0    71730    0
QUALCOMM                   COM     747525103    10322    191405     SH     DEFINED             0   191405    0
RESPIRONICS                COM     761230101      363      8025     SH     DEFINED             0     8025    0
STERIS CORP                COM     859152100      348     15400     SH     DEFINED             0    15400    0
SYLVAN LEARNING SYSTEMS    COM     871399101      453     15740     SH     DEFINED             0    15740    0
SYMANTEC                   COM     871503108    12515    362745     SH     DEFINED             0   362745    0
THE CHEESECAKE FACTORY     COM     163072101    10505    238540     SH     DEFINED             0   238540    0
TJX COMPANIES              COM     872540109     9340    423590     SH     DEFINED             0   423590    0
UNITEDHEALTH GROUP         COM     91324P102     6545    112490     SH     DEFINED             0   112490    0
UNIV OF PHOENIX ONLINE     COM      37604204      254      3690     SH     DEFINED             0     3690    0
VALUECLICK INC             COM     92046N102      287     31650     SH     DEFINED             0    31650    0
VARIAN MEDICAL SYSTEMS     COM     92220P105     5294     76610     SH     DEFINED             0    76610    0
VIACOM                     COM     925524308     8392    189105     SH     DEFINED             0   189105    0
WEIGHT WATCHERS            COM     948626106     7059    183965     SH     DEFINED             0   183965    0
WESTWOOD ONE               COM     961815107     9283    271345     SH     DEFINED             0   271345    0

LINE COUNT: 49

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:  0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  49

FORM 13F INFORMATION TABLE VALUE TOTAL:  $244,974,000

LIST OF OTHER INCLUDED MANAGERS:

NO.    13F FILE NUMBER     NAME